ITEM 1. REPORT TO STOCKHOLDERS.


--------------------------------------------------------------------------------
                                  FINAL REPORT


                                  John Hancock
                          Focused Small Cap Growth Fund


                               September 26, 2003

--------------------------------------------------------------------------------

John Hancock Focused Small Cap Growth Fund

Schedule of Investments
September 26, 2003
(unaudited)

ISSUER                                             SHARES       VALUE
------                                             ------       -----
COMMON STOCKS
(Cost $2,977,748)
Advertising (1.61%)
Getty Images, Inc.*                                 1,700     $ 59,194
                                                              --------

Automobiles/Trucks (1.21%)
BorgWarner, Inc.                                      633       44,190
                                                              --------

Banks - United States (4.39%)
F.N.B. Corp.                                        1,575       54,101
Southwest Bancorp. of Texas, Inc.*                  1,450       53,302
UCBH Holdings, Inc.                                 1,800       53,676
                                                             ---------
                                                               161,079
                                                             ---------

Business Services - Misc (4.89%)
Arbitron, Inc.*                                     1,100       37,730
Corporate Executive Board Co. (The)*                1,500       68,790
eResearch Technology, Inc.*                         1,400       47,082
Kroll Inc.*                                         1,400       25,802
                                                             ---------
                                                               179,404
                                                             ---------

Computers (20.80%)
Autodesk, Inc.                                      6,100      104,920
Avocent Corp.*                                      2,550       76,576
Borland Software Corp.*                             6,050       57,475
Digital River, Inc.*                                2,800       72,576
Hyperion Solutions Corp.*                           2,950       85,727
Informatica Corp.*                                  5,950       44,625
Macromedia, Inc.*                                   2,700       67,878
McDATA Corp. (Class A)*                             2,750       31,928
Progress Software Corp.*                            2,550       54,825
Stratasys, Inc.*                                      950       40,887
Tradestation Group, Inc.*                           4,200       34,230
Verint Systems, Inc.*                               2,650       58,432
Websense, Inc.*                                     1,550       32,395
                                                             ---------
                                                               762,474
                                                             ---------

Electronics (12.28%)
Artisan Components, Inc.*                           2,550       44,447
Caliper Technologies Corp.*                         3,250       19,760
Conexant Systems, Inc.*                             8,000       44,160
EDO Corp.                                             350        6,843
Engineered Support Systems, Inc.                      950       56,952
FEI Co.*                                            3,100       73,904
Lexar Media, Inc.*                                  4,350       76,516
LTX Corp.*                                          4,800       60,480
Skyworks Solutions, Inc.*                           7,500       66,975
                                                             ---------
                                                               450,037
                                                             ---------

                       See notes to financial statements.

ISSUER                                             SHARES        VALUE
------                                             ------        -----

Finance (1.84%)
Affiliated Managers Group, Inc.*                    1,050    $  67,641
                                                             ---------

Food (1.49%)
American Italian Pasta Co. (Class A)*               1,375       54,519
                                                             ---------

Insurance (1.08%)
Arch Capital Group Ltd. (Bermuda)*                  1,200       39,600
                                                             ---------

Leisure (1.20%)
Imax Corp.* (Canada)                                5,700       44,175
                                                             ---------

Media (2.38%)
Charter Communications, Inc. (Class A)*            10,300       42,858
TiVo, Inc.*                                         5,900       44,250
                                                             ---------
                                                                87,108
                                                             ---------

Medical (16.36%)
Atrix Laboratories, Inc.*                           1,750       35,718
Celgene Corp.*                                      1,800       76,500
Ciphergen Biosystems, Inc.*                         5,700       68,115
Eon Labs, Inc.*                                     1,050       39,638
Gen-Probe, Inc. *                                   1,200       61,776
ILEX Oncology, Inc.*                                4,600       73,922
Medicines Co. (The)*                                3,000       72,030
OSI Pharmaceuticals, Inc.*                          2,200       69,784
Respironics, Inc.*                                  1,600       64,544
VISX, Inc.*                                         2,000       37,640
                                                             ---------
                                                               599,667
                                                             ---------

Metal (1.06%)
Maverick Tube Corp.*                                2,550       38,709
                                                             ---------

Oil & Gas (1.57%)
W-H Energy Services, Inc.*                          3,350       57,452
                                                             ---------

Retail (12.23%)
Aeropostale, Inc. *                                 1,600       42,880
CLACOR, Inc.                                          850       32,513
Cost Plus, Inc.*                                    1,950       74,841
Pacific Sunwear of California, Inc.*                3,225       66,951
Panera Bread Co.*                                   1,650       68,178
RARE Hospitality International, Inc.*               3,000       71,070
ScanSource, Inc.*                                   2,600       91,832
                                                             ---------
                                                               448,265
                                                             ---------

Telecommunications (5.94%)
Commonwealth Telephone Enterprises, Inc.*           1,350       53,433
Crown Castle International Corp.*                   5,300       49,555
Tekelec*                                            4,100       61,172
Western Wireless Corp. (Class A)*                   2,950       53,483
                                                             ---------
                                                               217,643
                                                             ---------

                       See notes to financial statements.

ISSUER                                             SHARES         VALUE
------                                             ------         -----

Textile (1.54%)
Columbia Sportswear Co.*                              450    $   23,652
Quiksilver, Inc. *                                  2,000        32,800
                                                             ----------
                                                                 56,452
                                                             ----------

Transportation (1.23%)
UTI Worldwide, Inc. (British Virgin Islands)        1,450        45,007
                                                             ----------

Waste Disposal Service & Equip. (2.41%)
Stericycle, Inc.*                                     800        38,080
Waste Connections, Inc.*                            1,450        50,460
                                                             ----------
                                                                 88,540
                                                             ----------

TOTAL COMMON STOCKS (95.51%)                                  3,501,156
                                                             ----------

TOTAL INVESTMENTS  (95.51%)                                  $3,501,156
                                                             ----------

OTHER ASSETS AND LIABILITIES, NET (4.49%)                       164,495
                                                             ----------

TOTAL NET ASSETS (100.00%)                                   $3,665,651
                                                             ==========

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.

                       See notes to financial statements.


ASSETS AND           ASSETS
LIABILITIES          Investments at value (cost - $2,977,748)              $3,501,156
Final report         Cash                                                     167,115
September 26, 2003*  Dividends receivable                                          54
(unaudited)          Receivable from affiliates                                10,899
                     Other assets                                                 618
                     Total assets                                           3,679,842
                     LIABILITIES
                     Payable to affiliates
                         Management fee                                         2,237
                         Other                                                    555
                     Other payables and accrued expenses                       11,399
                     Total liabilities                                         14,191
                     NET ASSETS
                     Capital paid-in                                        6,682,497
                     Accumulated net realized loss on investments          (3,539,810)
                     Net unrealized appreciation of investments               523,408
                     Accumulated net investment loss                             (444)
                     Net assets                                            $3,665,651
                     NET ASSET VALUE PER SHARE
                     Based on 484,038 shares outstanding                        $7.57

                   * The net assets of the Fund were merged into John Hancock
                     Small Cap Growth Fund Class I as of the close of business on September 26, 2003, and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.

                       See notes to financial statements.


INVESTMENT INCOME                                                           OPERATIONS
Dividends                                                       $  2,964    Period from
Securities lending income                                            691    March 1, 2003 through
Interest                                                             598    September 26, 2003 *
Total investment income                                            4,253    (unaudited)

EXPENSES
Investment management fee                                         14,807
Registration and filing fee                                       10,976
Custodian fee                                                      9,069
Printing expense                                                   4,865
Miscellaneous                                                      2,472
Auditing fee                                                       2,110
Transfer agent fee                                                 1,600
Accounting and legal services fee                                    555
Legal fee                                                            112
Total expenses                                                    46,566
Less expense reductions                                          (29,235)
Net expenses                                                      17,331
Net investment loss                                              (13,078)

REALIZED AND UNREALIZED GAIN
Net realized gain on investments                                  14,147
Change in net unrealized appreciation (depreciation) of
     Investments                                                 772,251
Net realized and unrealized gain                                 786,398
Increase in net assets from operations                          $773,320


* The net assets of the Fund were merged into John Hancock Small Cap Growth Fund Class I as of the close of of business on September 26, 2003, and the Fund was subsequently terminated. The Statement of Operations reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.

                       See notes to financial statements.


                                                                                                           PERIOD
                                                                                                        FROM 3-1-03
                                                                                 YEAR ENDED             TO 9-26-03 *
                                                                                  2-28-03               (UNAUDITED)
CHANGES IN     INCREASE (DECREASE) IN NET ASSETS
NET ASSETS     From operations:
               Net investment loss                                              $  (27,169)             $  (13,078)
               Net realized gain (loss)                                         (1,009,516)                 14,147
               Change in net unrealized appreciation (depreciation)                (70,876)                772,251
               Increase (decrease) in net assets resulting from operations      (1,107,561)                773,320

               From Fund share transactions                                       (485,297)                261,324

               NET ASSETS
               Beginning of period                                               4,223,865               2,631,007
               End of period (1)                                                $2,631,007              $3,665,651

             (1) Includes accumulated net investment loss of $403 and $444, respectively.

               * The net assets of the Fund were merged into John Hancock
                 Small Cap Growth Fund Class I as of the close of business on September 26, 2003, and the Fund was subsequently terminated. The Statements of Changes in Net Assets reflect the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.

                       See notes to financial statements.

John Hancock Focused Small Cap Growth Fund
Financial Highlights


PERIOD ENDED                                                      02-28-99  02-29-00   02-28-01   02-28-02   02-28-03   9-26-03 (1)
Per Share Operating Performance
Net asset value, beginning of period                               $11.74    $11.65     $24.43     $10.49     $8.40    $5.87
Net investment loss (2)                                             (0.07)    (0.09)     (0.10)     (0.06)    (0.06)   (0.03)
Net realized and unrealized gain (loss) on investments               0.61     15.13     (11.92)     (2.03)    (2.47)    1.73
Total from investment operations                                     0.54     15.04     (12.02)     (2.09)    (2.53)    1.70
Less distributions:
From net realized gain                                              (0.63)    (2.26)     (1.92)        --        --       --
Net asset value, end of period                                     $11.65    $24.43     $10.49      $8.40     $5.87    $7.57(3)
Total return (4,5)(%)                                                4.67    136.18     (50.27)    (19.92)   (30.12)   28.96(6)
Ratios and Supplemental Data
Net assets, end of period (in millions)                                $2        $9         $5         $4        $3       $4
Ratio of expenses to average net assets (%)                          0.90      0.90       0.90       0.95      1.11     0.94(7)
Ratio of adjusted expenses to average net assets (8)(%)              4.12       319       2.04       2.27      3.01     2.52(7)
Ratio of net investment loss to average net assets (%)              (0.60)    (0.57)     (0.56)     (0.65)    (0.86)   (0.71)(7)
Portfolio turnover (%)                                                125       238        242        143       107       96



(1) Final period from 3-1-03 through 9-26-03. Unaudited.9
(2) Based on the average of the shares outstanding.
(3) Net asset value per share before the merger of assets to John Hancock Small Cap Growth Fund Class I and the termination of the Fund. See Note A to financial statements.
(4) Assumes dividend reinvestment and does not reflect the effect of the sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Not annualized.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
Unaudited


NOTE A
Accounting policies
John Hancock Focused Small Cap Growth Fund (the "Fund") was a separate portfolio of John Hancock Institutional Series Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund was to seek long-term growth of capital.

On September 24, 2003, the shareholders of the Fund approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Fund to the John Hancock Small Cap Growth Fund (the "Acquiring Fund") in exchange solely for Class I shares of beneficial interest of the Acquiring Fund.

After this transaction and as of the close of business on September 26, 2003, the Fund will be terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

Significant accounting policies of the Fund are as follows:

Valuation of investments
Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value. Investments in AIM Cash Investment Trust were valued at their net asset value each business day.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may have participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Investment transactions
Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.

Expenses
The majority of the expenses were directly identifiable to an individual fund. Expenses that were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings
The Fund was permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund had entered into a syndicated line of credit agreement with various banks. This agreement enabled the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permitted borrowings of up to $250 million, collectively. Interest was charged to each fund, based on its borrowing. In addition, a commitment fee was charged to each fund based on the average daily unused portion of the line of credit and was allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended September 26, 2003.

Securities lending
The Fund may have lent securities to certain qualified brokers who paid the Fund negotiated lender fees. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may have borne the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities failed financially. There were no securities loaned as of September 26, 2003.

Federal income taxes
The Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not subject to federal income tax on taxable income that was distributed to shareholders. Therefore, no federal income tax provision was required as of September 26, 2003, the Fund's final tax year. As of September 26, 2003, for federal income tax purposes, the Fund had $3,537,784 of a capital loss forward expiring as follows: February 28, 2008 - $332,423, February 28, 2009 - $2,211,877, February
28, 2010 - $813,916 and September 26, 2011 - $179,568. The unused capital loss carryforward as of September 26, 2003 was transferred to the Acquiring Fund and will be available, to the extent provided by regulations, to offset net capital gains of the Acquiring Fund.

Dividends, interest and distributions
Dividend income on investment securities was recorded on the ex-dividend or, in the case of some foreign securities, on the date thereafter when the Fund identified the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes, which were accrued as applicable.

The Fund recorded distributions to shareholders from net investment income and net realized gains on the ex-dividend date. As of September 26, 2003, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, were determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund's financial statements as a return of capital.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others
The Fund had an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser at an annual rate of 0.80% of the Fund's average daily net asset value.

The Adviser had agreed to limit the Fund's expenses, excluding any distribution and transfer agent fees, to 0.85% of the Fund's average daily net assets. Accordingly, the expense reduction amounted to $29,235 for the period ended September 26, 2003.

The Fund had a distribution agreement with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended September 26, 2003, all sales of shares of beneficial interest were sold at net asset value. JH Funds paid all expenses of printing prospectuses and other sales literature, all fees and expenses in connection with qualification as a dealer in various states, and all other expenses in connection with sale and offering for sale of the shares of the Fund which has not been herein specifically allocated to the Trust.

The Fund had a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo."). The Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value.

The Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio were directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees may have elected to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset were always equal and were marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions
This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund had an unlimited number of shares authorized with no par value.

                                                             PERIOD FROM 3-1-03
                                                                 TO 9-26-03
                               YEAR ENDED 2-28-02                (UNAUDITED)
                              SHARES       AMOUNT           SHARES         AMOUNT
Sold                          179,866     $1,270,936        118,418        $816,845
Repurchased                  (231,483)    (1,756,233)       (82,364)       (555,521)
Net increase (decrease)       (51,617)     ($485,297)        36,054        $261,324

NOTE D
Investment transactions
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended September 26, 2003, aggregated $3,262,131 and $3,001,692, respectively.

The cost of investments owned on September 26, 2003, including short-term investments, for federal income tax purposes was $2,979,773. Gross unrealized appreciation and depreciation of investments aggregated $589,726 and $68,343 respectively, resulting in net unrealized appreciation of $521,383. The difference between book basis and tax basis net unrealized appreciation of investments was attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reclassification of accounts
During the period ended September 26, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $5, a decrease in accumulated net investment loss of $13,037 and a decrease in capital paid-in of $13,042. This represented the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of September 26, 2003. These reclassifications, which had no impact on the net asset value of the Fund, were primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation. The calculation of net investment loss per share in the Fund's Financial Highlights excluded these adjustments.

NOTE F
Shareholder Meeting and Reorganization
On September 24, 2003, at a Special Shareholder Meeting, the shareholders of the Fund approved an Agreement and Plan of Reorganization between the Fund and Acquiring Fund. Proxies covering 325,283 shares of beneficial interest were voted at the meeting. The number of votes cast for and against the proposal and that abstained from voting was as follows: FOR 310,114, AGAINST 15,169 and ABSTAINING 0.

The Agreement and Plan of Reorganization provided for the transfer of substantially all of the assets and liabilities of the Fund in exchange solely for Class I of beneficial interest of Acquiring Fund. After this transaction and as of the close of business on September 26, 2003, the Fund was terminated. The financial statements presented herein reflected the position of the Fund prior to the exchange of net assets and termination of the Fund.

                   John Hancock Focused Small Cap Growth Fund

                                    Trustees
                                 James F. Carlin
                              William H. Cunningham
                                John M. DeCiccio
                                 Ronald R. Dion
                              Maureen Ford Goldfarb
                               Charles L. Ladner*
                              Steven R. Pruchansky
                            Lt. Gen. Norman H. Smith,
                                  USMC (Ret.)
                                 John P. Toolan*
                        * Members of the Audit Committee
                                    Officers
                              Maureen Ford Goldfarb
                 Chairman, President and Chief Executive Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer
                               Investment Adviser
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                             John Hancock Funds, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                  Legal Counsel
                                Hale and Dorr LLP
                                 60 State Street
                        Boston, Massachusetts 02109-1803



ITEM 2.  CODE OF ETHICS.

As of the end of the period, September 30, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

William F. Glavin is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant


November 19, 2003

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Form N-CSR
John Hancock Institutional Series Trust
   John Hancock Focused Small Cap Growth Fund

      File Nos. 33-86102; 811-8852

Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 is Form N-CSR ("certified shareholder report"). Please note this is the final report for the John Hancock Focused Small Cap Growth Fund.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1722.

Sincerely,


/s/Brian Langenfeld
Brian Langenfeld
Attorney and Assistant Secretary




SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Date:    November 19, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
-------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Date:   November 19, 2003





By:
-----------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer

Date:    November 19, 2003